Supplemental Guarantor Condensed Consolidating Financial Statements Supplemental Guarantor Condensed Consolidating Financial Statements - Summary of Adjustments - Cash Flows (Details) - USD ($)
$ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 453	$ 389	$ 1,035	$ 715	$ 803
Net cash provided by (used in) investing activities	(387)	17	(329)	(353)	(397)
Net cash provided by (used in) financing activities	(70)	(278)	(743)	(532)	(285)
Reportable legal entities | FDC Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(726)	(904)	(1,676)	(1,691)	(1,645)
Net cash provided by (used in) investing activities	(26)	74	67	165	191
Net cash provided by (used in) financing activities	762	989	1,573	1,335	1,519
Reportable legal entities | Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	659	870	1,732	1,333	1,520
Net cash provided by (used in) investing activities	(74)	242	166	20	6
Net cash provided by (used in) financing activities	(575)	(1,105)	(1,913)	(1,341)	(1,528)
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	520	423	979	1,073	928
Net cash provided by (used in) investing activities	(92)	(108)	(255)	(170)	(150)
Net cash provided by (used in) financing activities	(452)	(353)	(710)	(894)	(720)
Consolidation Adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	0	0	0	0	0
Net cash provided by (used in) investing activities	(195)	(191)	(307)	(368)	(444)
Net cash provided by (used in) financing activities	$ 195	$ 191	307	368	444
As previously reported
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities			1,013	673	767
Net cash provided by (used in) financing activities			$ (721)	(490)	(249)
As previously reported | Reportable legal entities | FDC Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities				(1,733)	(1,681)
Net cash provided by (used in) investing activities				165	191
Net cash provided by (used in) financing activities				1,377	1,555
As previously reported | Reportable legal entities | Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities				1,450	1,681
Net cash provided by (used in) investing activities				(1)	(12)
Net cash provided by (used in) financing activities				(1,441)	(1,664)
As previously reported | Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities				956	767
Net cash provided by (used in) investing activities				(149)	(132)
Net cash provided by (used in) financing activities				(794)	(582)
As previously reported | Consolidation Adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities				0	0
Net cash provided by (used in) investing activities				(368)	(444)
Net cash provided by (used in) financing activities				$ 368	$ 444